Stockholders’ Equity - Schedule of Warrants to Purchase Common Stock Outstanding (Details)	Dec. 31, 2024 $ / shares shares
Schedule of Warrants to Purchase Common Stock Outstanding [Abstract]
Warrants, Shares | shares	961,667
Warrants, Weighted-Average Exercise Price | $ / shares	$ 114.9
Warrants, Weighted- Average Remaining Contractual Life	4 years 10 months 24 days